             Supplement dated April 13, 2000 to the Prospectuses of Diversifier II, Commander, Pennant Select, Pennant, Variable Estate Max,
     Cornerstone VUL I, Cornerstone VUL II and Cornerstone VUL III Variable
               Insurance Products dated May 1, 1999, as previously
                      supplemented through January 28, 2000


On December 23, 1999, The Penn Mutual Life Insurance Company and The Penn Insurance and Annuity Company (collectively, "Penn Mutual") filed with the U.S. Securities and Exchange Commission ("SEC") an application (the "Application") for an exemptive order that would permit the substitution of certain investment options available to Penn Mutual's variable insurance products with new investment options (the "Substitutions"). Contract owners and policy holders of Penn Mutual's variable insurance products were previously notified of the planned substitutions by a supplement to each product's prospectus dated January 28, 2000.

On April 11, 2000, the SEC published a notice of the filing of the Application, a preliminary step in granting an exemptive order. If no hearing is requested on the Application, Penn Mutual expects to effect the Substitutions on May 1, 2000 (the "Substitution Date"). On the Substitution Date certain of the existing investment options currently available to Penn Mutual's variable insurance products (the "Replaced Funds") will be replaced by new investment options (the "New Funds"). The Substitutions are summarized in the following table:

   ---------------------------------------------------------------------------------------------------------------
                                           Manager of
    No.      Replaced Fund               Replaced Fund                 New Fund               Manager of New Fund
   ----      -------------               -------------                 --------              --------------------
    1      Neuberger Berman            Neuberger Berman           Penn Series Mid Cap         Neuberger Berman
           Partners Portfolio          Management Inc.            Value Fund                  Management Inc.*
   ---------------------------------------------------------------------------------------------------------------
           Neuberger Berman            Neuberger Berman           Penn Series Limited         Independence Capital
    2      Limited Maturity Bond       Management Inc.            Maturity Bond Fund          Management, Inc.
           Portfolio
   ---------------------------------------------------------------------------------------------------------------
    3      Fidelity Investments'       Fidelity Management        Penn Series Index 500       Wells Capital
           Index 500 Portfolio         and Research Corp.**       Fund                        Management Inc.*
   ---------------------------------------------------------------------------------------------------------------
    4      American Century            American Century           Penn Series Mid Cap         Turner Investment
           Capital Appreciation        Investment                 Growth Fund                 Partners Inc.*
           Portfolio                   Management, Inc.
   ---------------------------------------------------------------------------------------------------------------

* As sub-adviser retained by Independence Capital Management, Inc., provides day-to-day portfolio management services to the Fund.
**   Sub-advised by Bankers Trust Company.

As of the Substitution Date, shares of the Replaced Funds will be presented for redemption. The redemptions will be effected through a cash transaction. The proceeds of the redemptions will then be used to purchase the appropriate number of shares of the corresponding New Funds. The Substitutions will take place at relative net asset values, with no change in the value of any contract or policy and will not affect your rights or our obligations under your contract or policy. Penn Mutual will bear the costs of the Substitutions.

Transfers of the contract value or cash value that is invested in any of the Replaced Funds may be made to any other subaccount available under your contract or policy without charge for a period beginning on the date of this notice through 30 days after the Substitution Date. Any such transfer will not be counted as one of the "free" transfers to which a contract owner or policy holder may otherwise be entitled.

Immediately following the Substitutions, Penn Mutual expects that the expense ratios of the New Funds will not exceed the expense ratios of the Replaced Funds. In some instances, the expense ratios of a New Fund may be lower than the expense ratio of its corresponding Replaced Fund. In the event that the expense ratio of a New Fund exceeds that of its corresponding Replaced Fund, Penn Mutual will waive its fees and/or reimburse expenses such that the New Fund's expense ratio does not exceed that of its corresponding Replaced Fund's expense ratio. Penn Mutual will continue any such fee waivers and/or expense reimbursements, as necessary, until April 30, 2001, except that in the case of the Penn Series Limited Maturity Bond Fund, Penn Mutual will continue such fee waivers and/or reimbursements until April 30, 2003. The table below shows the estimated expenses of the New Funds.

                                                 New Fund's                                  New Fund's
                New Fund                       Advisory Fee(1)                            Expense Ratio(1)
                --------                      ----------------                            ----------------
Penn Series Mid Cap Value Fund           0.55% of the first $250                               0.86%
                                         million of average net
                                         assets, 0.525% of the
                                         next $250 million,
                                         0.50% of the next $250
                                         million, 0.475% of the
                                         next $250 million,
                                         0.45% of the next $500
                                         million and 0.425% of
                                         average daily net assets
                                         in excess of $1.5 billion

Penn Series Limited Maturity Bond                  0.30%                                       0.56%
Fund

Penn Series Index 500 Fund                         0.07%(2)                                    0.25%(3)

Penn Series Mid Cap Growth Fund                    0.70%                                       1.00%

----------------------
(1)  The figures reflect estimated  advisory fees and expenses.
(2)  Advisory Fees are before any expense waiver reductions.
(3)  Expense Ratio includes voluntary fee waivers of 0.06.


Each New Fund will have an investment objective and investment policies that are similar to its corresponding Replaced Fund. The following table describes the investment objectives and policies of the New Funds.


        NEW FUND                             INVESTMENT POLICY                            INVESTMENT OBJECTIVE
        --------                             -----------------                            --------------------
Penn Series Mid Cap       The Fund will primarily invest in common stocks         Growth of capital.
Value Fund                issued by medium capitalization companies,
                          between $1 billion and $8 billion, which the sub-
                          adviser believes to be undervalued relative to the
                          stock market.

Penn Series Limited       The Fund invests in a diversified portfolio of short    Highest available current
Maturity Bond Fund        to intermediate term debt securities. The Fund will     income consistent with liquidity
                          invest primarily in investment grade securities.        and low risk to principal; total
                                                                                  return is secondary.

Penn Series Index         Under normal conditions, the Fund seeks to replicate    Total return (capital
500 Fund                  the return of the S&P 500 Index.                        appreciation and income) which
                                                                                  corresponds to that of the S&P
                                                                                  500 Index.

Penn Series Mid Cap       The Fund will primarily invest in common stocks of      Maximize capital appreciation.
Growth Fund               issuers that have a market capitalization between $1
                          billion and $10 billion at the time of purchase that
                          the sub-adviser believes to have a strong earnings
                          growth potential.

                             ----------------------

Contract holders and policy owners will receive notification once the Substitutions have been completed.

                             ----------------------

           PLEASE READ AND RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE